Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended			4 Months Ended	12 Months Ended
	Jun. 29, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						$ 6,800	$ 5,000
Aggregate carrying amount	$ 9,000				$ 0	0	154,951	$ 109,895
Loss on sale of assets	(9,700)
Estimated potential earnout	300
Trade impairments		$ 0		$ 0		17,477	1,281
Goodwill impairment losses			$ 125,300		3,600	$ 145,958	$ 0
Customer and Sommelier Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period (in years)						3 years 8 months 12 days	4 years 4 months 24 days
Intangible assets sold, gross value	$ 2,500
Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Trade impairments			$ 12,600			$ 17,477	$ 1,281
Goodwill impairment losses						$ 12,600
Weighted Average Remaining Amortization Period (in years)						3 years	3 years 6 months
Tradename
Finite-Lived Intangible Assets [Line Items]
Trade impairments							$ 1,300
Wholesale
Finite-Lived Intangible Assets [Line Items]
Aggregate carrying amount					0	$ 0	116,304	88,808
Goodwill impairment losses					2,300	116,304
Wholesale | Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Trade impairments						10,300
Direct to Consumer
Finite-Lived Intangible Assets [Line Items]
Aggregate carrying amount					0	0	29,666	20,342
Goodwill impairment losses					1,000	20,673
Direct to Consumer | Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Trade impairments						2,200
Business to Business
Finite-Lived Intangible Assets [Line Items]
Aggregate carrying amount					0	0	$ 8,981	$ 745
Goodwill impairment losses					300	8,981
Business to Business | Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Trade impairments						100
Layer Cake | Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment losses						4,100
ACE Trademarks | Trade names and Trademarks
Finite-Lived Intangible Assets [Line Items]
Aggregate carrying amount					$ 19,400	19,400
Goodwill impairment losses						$ 3,700